                                      THE

                                    HYPERION

                            TOTAL RETURN FUND, INC.



                               Semi-Annual Report

                                  May 31, 2002


                                   [graphic]

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THE HYPERION TOTAL RETURN FUND, INC.
Report of the Investment Advisor
-------------------------------------------------------------------------------

                                                                    July 2, 2002


Dear Shareholder:

We welcome this opportunity to provide you with information about The Hyperion Total Return Fund, Inc. (the "Fund") for the semi-annual period ended May 31, 2002. The Fund's shares are traded on the New York Stock Exchange ("NYSE") under the symbol "HTR".


Description Of The Fund

The Fund is a diversified closed-end investment company. The Fund's investment objective is to provide shareholders with a high total return, including short and long-term capital gains, and a high level of current income through the management of a portfolio of securities. The Fund pursues this objective by investing and actively managing a portfolio consisting primarily of U.S. Treasury, Mortgage-Backed Securities ("MBS"), Asset-Backed Securities ("ABS"), and High Yield Corporate securities.


Market Environment

The economy entered a recession in the second half of 2001 and spent most of the early part of 2002 treading water. Corporate profits and capacity utilization fell, reflecting weakness on the corporate sector. On the consumer side, the unemployment rate continued its rise from the low of 3.9% set in October 2000, to 5.6% in November 2001, and to its peak at 6.0% in April 2002. Not all signs, however, were negative. Strong retail sales, home sales, and construction rates reflected consumer confidence.


In December 2001, the Federal Reserve lowered the discount rate by 25 basis points to 1.75%, and is likely to remain on hold for the balance of the 2002. While the economy has stagnated, the key issue for the last six months--and the major impact on the markets--has been the scandals in corporate governance. Instead of Enron being an isolated event, the markets have confronted a growing list of issues that challenge the fundamental strength of the NASDAQ economy, and call into question what the various people who supposedly are there to protect investor's interests are actually doing.


Issues of fraud on the internal accounting side, padding revenue numbers on fictitious trades, conflicts of interest in the analyst community, the conviction of the accounting firm Arthur Andersen on obstruction charges, and the recent scandal at WorldCom, have strained investor confidence. This has made investors doubt the credibility of future earnings and cash flow forecasts, and driven the stock markets lower.


While the Dow Jones Industrial Average (Dow) held steady since November 30, 2001, the more general S&P Index was down 6.3%, and the tech-heavy NASDAQ (where most of the problems seem to be occurring) was down 16.3%. All three indices have fallen heavily since.

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THE HYPERION TOTAL RETURN FUND, INC.
Report of the Investment Advisor
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Despite the lingering recession, Treasury yields remained essentially unchanged for the last six months, reflecting the importance of stable Federal Reserve policy. Investment grade (AAA to BBB rated) credit spreads tightened due to both lower rate volatility and the demand for high income from investors moving out of equities and into bonds.


Portfolio Strategy and Performance

The credit performance of real estate related securities continues to be positive. As a result, their demand has increased over the last few months, causing yield spreads for most of the MBS market to tighten. We took advantage of this yield spread tightening to decrease the portfolio's allocation to BBB rated CMBS and to increase its allocation to a combination of Agency MBS Pass-throughs and BB rated CMBS, the latter of which remains one of its most attractive sectors of the fixed income market. We are "bullish" on BB rated CMBS yield spreads, as the underlying commercial real estate market--supported by crossover demand from High Yield Corporate Bond and structured product investors--remains on solid fundamental footing. By comparison, due to persistent problems in the High Yield Corporate Bond sector and short term uncertainty over corporate bonds in general, we have reduced the Fund's allocation to this sector, which now stands at less than 2% of gross assets.


The Fund's non-Agency residential MBS are benefiting from housing turnover and prepayments. Prepayments serve to improve not only the credit quality of the existing holdings, but that of the current vintage of new issue residential MBS, as a large portion of the borrowers in the pools have refinanced.


Looking ahead, a key issue for the MBS market over the next three months is whether a modest decline in interest rates will induce another prepayment wave. While some portion of the Fund is allocated to higher coupon MBS that are susceptible to prepayments, the discount prices of the Fund's allocation to the non-Agency subordinated residential MBS should offset any impact of faster prepayment rates. As such, we think that the Fund will not be negatively affected should prepayment rates increase.


The Fund's total return, based on Net Asset Value ("NAV"), was 5.62% for the six-month period ending May 31, 2002. Total investment return is based upon the change in NAV of the Fund's shares and includes reinvestment of dividends. Based on the NYSE closing price of $9.3900 on May 31, 2002, the Fund had a yield of 9.59%, which was 5.23% higher than the yield of the 5-Year U.S. Treasury Note, and competitive with the yields of other multi-sector bond funds in its category.


As of May 31, 2002, the Fund, inclusive of leverage, was managed with an average duration (duration measures a bond portfolio's price sensitivity to interest rate changes) of 3.7 years, as measured on a net asset basis.

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THE HYPERION TOTAL RETURN FUND, INC.
Report of the Investment Advisor
-------------------------------------------------------------------------------


Conclusion

We remain committed to the Fund and its shareholders. As always, we will continue to actively seek out investment opportunities in the market and act on them in a timely fashion in an effort to achieve it objectives. We welcome your questions and comments, and encourage you to contact our Shareholder Services Representatives at 1-800-HYPERION.


We appreciate the opportunity to serve your investment needs.


Sincerely,





/s/ Clifford E. Lai
---------------------------------------
CLIFFORD E. LAI
President,
The Hyperion Total Return Fund, Inc.
President and Chief Investment Officer,
Hyperion Capital Management, Inc.



/s/ John H. Dolan
---------------------------------------
JOHN H. DOLAN
Vice President,
The Hyperion Total Return Fund, Inc.
Director,
Hyperion Capital Management, Inc.

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THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments - (Unaudited)
May 31, 2002
--------------------------------------------------------------------------------

                                                                                            Principal
                                                        Interest                              Amount         Value
                                                          Rate             Maturity           (000s)        (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 57.3%
Commercial Mortgage Backed Securities - 25.6%
 Bear Stearns Commercial Mortgage Securities
   Series 1999-C1, Class F .....................           5.64%+           02/14/31    $        1,394   $        997,857
   Series 1999-C1, Class D .....................           6.53             10/14/13             5,000          4,918,585
   Series 2001-EPR, Class B * ..................           6.92+            02/12/11             5,000@         5,234,855
                                                                                                          ---------------
                                                                                                               11,151,297
                                                                                                          ---------------
 Chase Commercial Mortgage Securities Corp.
   Series 2000-2, Class G ......................           6.65             07/15/10             6,667          5,427,815
   Series 2000-2, Class F* .....................           8.40+            07/15/32             5,000          5,384,975
                                                                                                          ---------------
                                                                                                               10,812,790
                                                                                                          ---------------
 Commercial Mortgage Asset Trust
   Series 1999-C1, Class C .....................           7.35             08/17/13             2,000          2,147,932
 Commercial Mortgage Lease-Backed Certificate
   Series 2001-CMLB, Class A1 ..................           6.75             06/20/31             2,898@         2,898,134
 First Chicago/Lennar Trust
   Series 1997-CHL1, Class D ...................           8.11+            04/29/39             3,000          2,775,156
 First Union National Bank Commercial Mortgage
   Series 2001-C4, Class G .....................           6.94             12/12/33             1,000          1,037,914
   Series 2001-C4, Class H .....................           7.04             12/12/33             1,500          1,546,870
                                                                                                          ---------------
                                                                                                                2,584,784
                                                                                                          ---------------
 GE Capital Commercial Mortgage Corp.
   Series 2000-1, Class H* .....................           6.13             01/15/33             2,439          1,874,321
 GS Mortgage Securities Corp. II
   Series 2000-CCT, Class D* ...................           2.60+            12/15/04             2,720          2,675,841
   Series 1998-GLII, Class F*(b) ...............           7.19+            04/13/31             4,000          3,047,396
                                                                                                          ---------------
                                                                                                                5,723,237
                                                                                                          ---------------
 JP Morgan Commercial Mortgage Finance Corp.
   Series 1999-C8, Class C .....................           7.68+            07/15/31             5,000          5,433,890
 LB-UBS Commercial Mortgage Trust
   Series 2001-C7, Class K .....................           5.87             12/16/33             4,524          3,379,351
   Series 2001-C7, Class G .....................           6.85             12/16/33             4,500          4,593,425
   Series 2000-C5, Class F .....................           7.31             12/15/32             5,000          5,280,385
   Series 2001-C7, Class H .....................           7.34+            07/11/38             2,000          2,043,100
                                                                                                          ---------------
                                                                                                               15,296,261
                                                                                                          ---------------
 Mortgage Capital Funding, Inc.
   Series 1996-MC1, Class G*(b) ................           7.15             06/15/06             4,409          4,149,835
 Nationslink Funding Corp.
   Series 1998-2, Class F* .....................           7.11             01/20/13             4,840          4,209,861
 PNC Mortgage Acceptance Corp.
   Series 2001-C1, Class H* ....................           5.91+            03/12/34             2,250          1,690,162
 UBS 400 Atlantic Street Mortgage Trust
   Series 2002-C1A, Class B4 ...................           7.53             01/11/22             1,235          1,294,820
                                                                                                          ---------------
Total Commercial Mortgage Backed Securities
       (Cost - $70,410,093) ....................                                                               72,042,480
                                                                                                          ---------------

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THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments - (Unaudited)
May 31, 2002
-------------------------------------------------------------------------------

                                                                                            Principal
                                                        Interest                              Amount         Value
                                                          Rate             Maturity           (000s)        (Note 2)
-------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Subordinated Collateralized Mortgage
   Obligations - 31.7%
   ABN AMRO Mortgage Corp.
   Series 2001-2, Class B2 .....................           6.75%            06/25/31    $          996   $       938,100
 Bank of America Mortgage Securities, Inc.
   Series 2001-F, Class B6* ....................           5.50+            11/25/31             2,063           515,821
   Series 2001-4, Class 1B3 ....................           6.75             04/25/31             2,110         2,011,328
   Series 2001-3, Class B3 .....................           7.00             04/25/31             2,005         1,953,030
                                                                                                          --------------
                                                                                                               4,480,179
                                                                                                          --------------
 Cendant Mortgage Corp.
   Series 2001-1, Class B4 .....................           7.25             01/18/30               428           407,626
   Series 2000-1, Class B7 .....................           7.25             01/18/30               122            34,179
                                                                                                          --------------
                                                                                                                 441,805
                                                                                                          --------------
 Chase Mortgage Finance Corp.
   Series 1998-S4, Class B3* ...................           6.75             08/25/28             1,843         1,617,513
   Series 1994-D, Class B3 .....................           6.75             02/25/25               530           525,810
                                                                                                          --------------
                                                                                                               2,143,323
                                                                                                          --------------
 Citicorp Mortgage Securities, Inc.
   Series 2002-6, Class B5* ....................           6.39+            05/25/32               627           358,026
   Series 2002-6, Class B6* ....................           6.39+            05/25/32               627           159,909
   Series 2002-6, Class B4* ....................           6.39+            05/25/32               627           501,862
   Series 2001-16, Class M .....................           6.42+            11/25/31             3,865         3,854,832
   Series 2001-16, Class B1 ....................           6.42+            11/25/31             1,487         1,464,375
   Series 2001-16, Class B2 ....................           6.42+            11/25/31               892           838,157
   Series 2001-16, Class B3* ...................           6.42+            11/25/31               445           360,639
   Series 2001-16, Class B4* ...................           6.42+            11/25/31               445           262,784
   Series 2001-16, Class B5* ...................           6.42+            11/25/31               447           110,684
   Series 1997-2, Class B2 .....................           7.25             05/25/27             1,913         1,961,229
   Series 1997-5, Class B2 .....................           7.25             11/25/27             1,957         1,994,653
                                                                                                          --------------
                                                                                                              11,867,150
                                                                                                          --------------
 Countrywide Alternative Loan Trust
   Series 1998-2, Class B3* ....................           7.00             05/25/28             1,050           897,395
 Countrywide Funding Corp.
   Series 1994-5, Class A3A ....................           6.50             02/25/09               323           264,151
   Series 1996-2, Class B4* ....................           7.75             09/25/26               483           479,813
                                                                                                          --------------
                                                                                                                 743,964
                                                                                                          --------------
 Federal National Mortgage Corporation
   Series 1998-W6, Class B3 ....................           7.09             10/25/28             2,182         1,790,922
 First Republic Mortgage Loan Trust
   Series 2000-FRB1, Class B3 ..................           2.34+            06/25/30             1,455         1,369,746
 G3 Mortgage Reinsurance Ltd.
   Series 1, Class E*(b) .......................          21.80+            05/25/08             6,801         7,277,430
 GE Capital Mortgage Services, Inc.
   Series 1994-2, Class B5* ....................           6.00+            01/25/09               383           176,144
   Series 1994-10, Class M .....................           6.50             03/25/24             3,845@        3,947,018
   Series 1998-17, Class B3* ...................           6.75             10/25/28             3,256         2,846,293
   Series 1994-17, Class B3* ...................           7.00             05/25/24             1,234         1,249,595
   Series 1997-12, Class B5* ...................           7.00             12/25/27             2,136           907,977
   Series 1995-10, Class B3* ...................           7.00             10/25/10               363           364,292
   Series 1996-3, Class B3* ....................           7.00             03/25/26             1,400         1,423,262
   Series 1996-9, Class B5*(a) .................           7.50             06/25/26               914           319,769
                                                                                                          --------------
                                                                                                              11,234,350
                                                                                                          --------------

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments - (Unaudited)
May 31, 2002
--------------------------------------------------------------------------------

                                                                                            Principal
                                                        Interest                              Amount         Value
                                                          Rate             Maturity           (000s)        (Note 2)
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
 Granite Mortgages Plc
   Series 2002-1, Class 1C .....................           3.40+%           04/20/42    $        5,000   $     5,000,000
 Headlands Mortgage Securities, Inc.
   Series 1997-4, Class B4 .....................           7.25             11/25/27             1,424         1,446,194
 Independent National Mortgage Corp.
   Series 1995-Q, Class B1 .....................           7.50             11/25/25             2,410         2,411,903
 Norwest Asset Securities Corp.
   Series 1998-2, Class B4* ....................           6.50             02/25/28               356           311,278
   Series 1997-13, Class B4 ....................           6.75             09/25/27               213           201,714
   Series 1999-26, Class B6 ....................           7.25             12/25/29               524           201,329
                                                                                                          --------------
                                                                                                                 714,321
                                                                                                          --------------
 Paine Webber Mortgage Acceptance Corp.
   Series 1993-9, Class B1 .....................           7.00             10/25/23             2,865         2,484,931
 PHH Mortgage Services Corp.
   Series 1997-6, Class B3* ....................           7.27+            11/18/27               944           974,264
 Prudential Home Mortgage Securities
   Series 1996-5, Class B4* ....................           7.25             04/25/26             1,069           950,578
   Series 1996-5, Class B5(a)(b)  ..............           7.25             04/25/26               869           260,802
   Series 1996-5, Class B1 .....................           7.25             04/25/26             2,672         2,757,103
                                                                                                          --------------
                                                                                                               3,968,483
                                                                                                          --------------
 Residential Accredit Loans, Inc.
   Series 1998-QS5, Class B1* ..................           6.75             04/25/28             1,670         1,317,938
   Series 1998-QS11, Class B1* .................           6.75             08/25/28             2,525         2,392,383
                                                                                                          --------------
                                                                                                               3,710,321
                                                                                                          --------------
 Residential Funding Mortgage Securities I,
  Inc.
   Series 1993-S49, Class B2 ...................           6.00             12/25/08               154           150,437
   Series 1999-S12, Class M3 ...................           6.50             05/25/29             3,402         3,285,498
   Series 1999-S13, Class M3 ...................           6.50             05/25/29             1,411         1,362,959
   Series 1996-S8, Class B1 ....................           6.75             03/25/11               393           399,496
   Series 1996-S5, Class B1 ....................           6.75             02/25/11               409           416,239
   Series 2001-S24, Class M3 ...................           6.75             10/25/31             1,441         1,346,899
   Series 2001-S24, Class B1* ..................           6.75             10/25/31               824           690,535
   Series 1997-S17, Class B3* ..................           7.00             11/25/27             2,876         1,581,542
   Series 1996-S13, Class B3(a) ................           7.00             05/25/11               208           162,486
   Series 1996-S13, Class B2 ...................           7.00             05/25/11               239           241,421
   Series 2001-S5, Class M3 ....................           7.00             03/25/31             1,388         1,337,727
   Series 2000-S3, Class B2 ....................           7.00             03/25/15               188           169,087
   Series 1996-S17, Class B2 ...................           7.25             07/25/11               185           186,982
   Series 1996-S17, Class B3(a) ................           7.25             07/25/11               185           139,064
   Series 1995-S12, Class B2 ...................           7.25             08/25/10               239           244,962
   Series 1997-S2, Class M2 ....................           7.50             01/25/27             1,554         1,580,384
   Series 1997-S3, Class B2 ....................           7.50             02/25/27               456           380,158
   Series 1997-S7, Class B1 ....................           7.50             05/25/27             1,119         1,149,038
   Series 1997-S2, Class B2 ....................           7.50             01/25/27               733           734,489
   Series 1995-S17, Class B3 ...................           7.50             12/26/25             1,569         1,192,117
   Series 1996-S23, Class B2 ...................           7.75             11/25/26               483           487,557
   Series 1996-S23, Class B1 ...................           7.75             11/25/26               649           657,778
                                                                                                          --------------
                                                                                                              17,896,855
                                                                                                          --------------

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THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments - (Unaudited)
May 31, 2002
-------------------------------------------------------------------------------

                                                                                            Principal
                                                        Interest                              Amount         Value
                                                          Rate             Maturity           (000s)        (Note 2)
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
 Wells Fargo Mortgage Backed Securities Trust
   Series 2001-11, Class B5 ....................           6.25%            05/25/31    $          283   $       191,580
   Series 2001-26, Class B3 ....................           6.50             11/25/31             1,991         1,834,477
   Series 2001-26, Class B4 ....................           6.50             11/25/31             1,245         1,025,370
   Series 2001-26, Class B5* ...................           6.50             11/25/31               747           438,358
   Series 2001-26, Class B6* ...................           6.50             11/25/31               996           258,914
   Series 2001-24, Class B3 ....................           6.75             11/25/31             2,065         1,932,572
   Series 2001-24, Class B4* ...................           6.75             11/25/31             1,290         1,081,305
   Series 2001-24, Class B5 ....................           6.75             11/25/31               774           463,115
   Series 2001-24, Class B6 ....................           6.75             11/25/31             1,033           284,046
                                                                                                          --------------
                                                                                                               7,509,737
                                                                                                          --------------
Total Subordinated Collateralized Mortgage Obligations
       (Cost - $83,191,503) ....................                                                              89,301,373
                                                                                                          --------------
Total Collateralized Mortgage Obligations
       (Cost - $153,601,596) ...................                                                             161,343,853
                                                                                                          --------------
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 44.0%
U.S. Government Agency Pass Through
 Certificates - 29.3%
 Federal Home Loan Mortgage Corporation
   Pool 645406 .................................           7.00             05/01/32             8,721         9,031,605
   Pool 645912 .................................           7.00             06/01/32             9,482         9,819,961
   Pool C53494 .................................           7.50             06/01/31             2,834@        2,962,751
   Pool C48073 .................................           8.00             02/01/31             2,249@        2,387,791
   Pool C48075 .................................           8.00             02/01/31               831           881,910
   Pool C55470 .................................           8.00             07/01/31             1,746@        1,852,835
   Pool C56878 .................................           8.00             08/01/31            11,667@       12,384,790
   Pool C56879 .................................           8.00             08/01/31             2,752@        2,921,674
   Pool C58516 .................................           8.00             09/01/31             5,148@        5,464,206
   Pool C59641 .................................           8.00             10/01/31             4,717@        5,007,306
   Pool C55166 .................................           8.50             07/01/31             1,750@        1,866,307
   Pool C55167 .................................           8.50             07/01/31             5,679@        6,057,775
   Pool C55168 .................................           8.50             07/01/31             4,011@        4,278,802
   Pool C55169 .................................           8.50             07/01/31             5,792@        6,177,701
   Pool C57010 .................................           8.50             08/01/31             3,427@        3,655,312
   Pool C58521 .................................           8.50             09/01/31             1,605         1,711,801
   Pool C60422 .................................           8.50             10/01/31             1,094@        1,167,015
   Pool C60423 .................................           8.50             10/01/31             2,888@        3,080,814
   Pool C60424 .................................           8.50             10/01/31             1,651@        1,761,013
                                                                                                          --------------
Total U.S. Government Agency Pass Through Certificates
       (Cost - $82,253,531) ....................                                                              82,471,369
                                                                                                          --------------
U.S. Government Agency Collateralized Mortgage Obligations - 10.9% Federal
 National Mortgage Association
   Series 1675, Class KC .......................           6.50             10/15/10             5,750@        6,028,536
   Series 1997-1, Class B ......................           6.50             02/18/04             5,546@        5,628,308
   Series 1659, Class SD .......................           8.50+            01/15/09             1,960         2,090,892
   Series 1565, Class L ........................           9.00+            08/15/08             1,691         1,804,061
   Series 1604, Class MC .......................           9.00+            11/15/08             5,557@        6,014,386

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THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments - (Unaudited)
May 31, 2002
-------------------------------------------------------------------------------

                                                                                            Principal
                                                        Interest                              Amount        Value
                                                          Rate             Maturity           (000s)       (Note 2)
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
   Series 1604, Class SB .......................           9.00+%           11/15/08    $        1,084   $    1,181,584
   Series 1993-170, Class SC ...................           9.00+            09/25/08             3,177        3,375,548
   Series 1587, Class SK .......................           9.00+            10/15/08             1,857        2,105,884
   Series 1587, Class SF .......................           9.29+            05/15/08               683#         728,117
   Series 1993-48, Class C .....................           9.50             04/25/08             1,490        1,622,531
                                                                                                          -------------
Total U.S. Government Agency
   Collateralized Mortgage Obligations
       (Cost - $28,876,420) ....................                                                             30,579,847
                                                                                                          -------------
U.S. Treasury Obligations - 3.8%
   U.S. Treasury Notes
   01/15/11, TIPS ..............................           3.50             01/15/11             5,136@       5,313,795
   02/15/10 ....................................           6.50             02/15/10             5,000@       5,514,060
                                                                                                          -------------
Total U.S. Treasury Obligations
       (Cost - $10,643,238) ....................                                                             10,827,855
                                                                                                          -------------
Total U.S. Government & Agency Obligations
       (Cost - $121,773,189) ...................                                                            123,879,071
                                                                                                          -------------
-----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 27.8%
Housing Related Asset-Backed Securities - 23.1%
 125 Home Loan Owner Trust
   Series 1998-1A, Class M2 ....................           7.75             02/15/29             3,710        3,821,462
 Access Financial Manufactured Housing Contract
  Trust
   Series 1995-1, Class B1 .....................           7.65+            05/15/21            10,060        7,947,400
 Anthracite CDO I Ltd.
   Series 2002-CIBA, Class CFL*  ...............           3.09+            05/24/37             5,000        5,000,000
   Series 2002-CIBA, Class D * .................           8.02             05/24/37             2,000        1,999,800
                                                                                                          -------------
                                                                                                              6,999,800
                                                                                                          -------------
 Chase Funding Mortgage Loan Asset-Backed
   Series 2000-1, Class IIM2  ..................           2.64+            02/25/30             4,000        3,999,984
 Conseco Finance Advance Receivables
   Series 2002-B ...............................           3.34             05/16/08             2,500        2,499,750
 Ditech Home Loan Owner Trust
   Series 1998-1, Class M2 .....................           7.64             06/15/29             3,829        3,896,039
 First Franklin Mortgage Loan Trust
   Series 2001-FF2, Class M3 ...................           3.62+            11/25/31             5,000        5,000,000
 Green Tree Financial Corp.
   Series 1998-3, Class A6 .....................           6.76             03/01/30             6,385        6,360,183
   Series 1998-4, Class A7 .....................           6.87             02/01/30             2,820        2,770,424
   Series 1998-8, Class M1 .....................           6.98             09/01/30            10,000        9,729,960
                                                                                                          -------------
                                                                                                             18,860,567
                                                                                                          -------------
 Green Tree Home Improvement Loan Trust
   Series 1996-F, Class HIM1  ..................           7.30             11/15/27               816          850,724
 Saxon Asset Securities Trust
   Series 1998-1, Class MF1 ....................           7.05             12/25/27             2,824        2,939,892
 Seneca Funding I Ltd.*  .......................           4.65+            05/31/29             5,000        4,500,000
 Vanderbilt Mortgage Finance, Inc.
   Series 2001-B, Class A5 .....................           6.96             09/07/31             2,000        2,013,102
 Westgate Resorts
   Series 1998-AA, Class A2* ...................           8.26             07/15/13             1,722        1,691,489
                                                                                                          -------------
Total Housing Related Asset-Backed Securities
       (Cost - $65,838,289) ....................                                                             65,020,209
                                                                                                          -------------

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments - (Unaudited)
May 31, 2002
-------------------------------------------------------------------------------

                                                                                           Principal
                                                        Interest                              Amount         Value
                                                          Rate             Maturity           (000s)        (Note 2)
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (continued)
Non-Housing Related Asset-Backed
  Securities - 2.4%
 Aerco Ltd.
   Series 2A, Class B2* ........................           2.89+%           07/15/25    $        3,496   $   3,146,345
 Global Rated Eligible Assets Trust
   Series 1998-A, Class A1*(c)  ................           7.33             03/15/06             1,598          34,677
 Structured Mortgage Asset Residential Trust
   Series 1997-2, Class A(c)  ..................           8.24             03/15/06             2,316          50,255
 Tobacco Settlement Financing Corp.
   Series 2001-A, Class A ......................           6.36             05/15/25             3,590       3,588,878
                                                                                                          ------------
Total Non-Housing Related Asset-Backed
  Securities
       (Cost - $10,995,574) ....................                                                             6,820,155
                                                                                                          ------------
Franchise Securities - 2.3%
 FFCA Secured Lending Corp.
   Series 1998-1, Class A1B*(b)  ...............           6.73             07/18/13             4,500       4,434,687
 Franchisee Loan Receivable Trust
   Series 1995-B, Class A ......................           9.63+            01/15/11             2,189       1,913,241
Total Franchise Securities
       (Cost - $6,880,697) .....................                                                             6,347,928
                                                                                                          ------------
Total Asset-Backed Securities
       (Cost - $83,714,560) ....................                                                            78,188,292
                                                                                                          ------------
----------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 3.2%
Airlines - 1.0%
 American Airlines, Inc.  ......................           8.61             04/01/11             2,500       2,664,480
 Atlantic Coast Airlines Holdings, Inc.*  ......           8.75             01/01/07               321         319,086
                                                                                                          ------------
                                                                                                             2,983,566
                                                                                                          ------------
Automotive - 0.1%
 Oshkosh Truck Corp.  ..........................           8.75             03/01/08               250         260,000
                                                                                                          ------------
Building Materials - 0.3%
 American Standard, Inc.  ......................           7.38             02/01/08               250         255,312
 NS Group, Inc.  ...............................          13.50             07/15/03               250         252,500
 Ryerson Tull, Inc.  ...........................           9.13             07/15/06               250         245,568
                                                                                                          ------------
                                                                                                               753,380
                                                                                                          ------------
Chemicals - 0.1%
 PolyOne Corp.  ................................           8.88             05/01/12               250         256,730
                                                                                                          ------------
Commercial Services - 0.0%
 Safety-Kleen Services, Inc.(d)  ...............           9.25             06/01/08               185              19
                                                                                                          ------------
Entertainment - 0.1%
 Speedway Motorsports, Inc.  ...................           8.50             08/15/07               250         257,813
                                                                                                          ------------
Forest Products & Paper - 0.1%
 Pope And Talbot, Inc.  ........................           8.38             06/01/13               250         233,750
                                                                                                          ------------
Industrial - Diversified - 0.4%
 Tyco International Group S.A.  ................           6.75             02/15/11             1,000         876,884
 Wabtec Corp.  .................................           9.38             06/15/05               250         251,250
                                                                                                          ------------
                                                                                                             1,128,134
                                                                                                          ------------
Insurance - 0.1%
 Americo Life, Inc.  ...........................           9.25             06/01/05               200         199,000
                                                                                                          ------------

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments - (Unaudited)
May 31, 2001
-------------------------------------------------------------------------------

                                                                                            Principal
                                                        Interest                              Amount         Value
                                                          Rate             Maturity           (000s)        (Note 2)
----------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (continued)
Lodging - 0.1%
 Prime Hospitality Corp.  ......................           9.25%            01/15/06    $          250   $     256,250
                                                                                                          ------------
Media - Broadcasting & Publishing - 0.2%
 Charter Communications Holdings  ..............          10.25             01/15/10               250         224,375
 CSC Holdings, Inc.  ...........................           8.13             08/15/09               250         240,835
 Rogers Cablesystems Ltd.  .....................           9.63             08/01/02               250         250,625
                                                                                                          ------------
                                                                                                               715,835
                                                                                                          ------------
Oil & Gas - 0.2%
 Forest Oil Corp.  .............................           8.00             06/15/08               250         253,125
 Pioneer Natural Resource  .....................           6.50             01/15/08               250         239,937
 Pogo Producing Co.  ...........................           8.75             05/15/07               250         257,500
                                                                                                          ------------
                                                                                                               750,562
                                                                                                          ------------
Telecommunications - 0.2%
 Price Communications Wireless, Inc.  ..........           9.13             12/15/06               250         261,250
 Rogers Cantel, Inc.  ..........................           9.38             06/01/08               250         222,500
                                                                                                          ------------
                                                                                                               483,750
                                                                                                          ------------
Utilities: Electric - 0.3%
 AES Corp.  ....................................           8.75             12/15/02               250         238,750
 El Paso Electric Co.  .........................           8.90             02/01/06               500         550,950
                                                                                                          ------------
                                                                                                               789,700
                                                                                                          ------------
Total Corporate Obligations
       (Cost - $9,028,698) .....................                                                             9,068,489
                                                                                                          ------------
----------------------------------------------------------------------------------------------------------------------
INTEREST ONLY SECURITIES - 7.2%
 Bear Stearns Commercial Mortgage Securities
   Series 2001-TOP2, Class X2 ..................           1.36+            02/15/35            74,184@      4,465,133
 COMM
   Class 2001-J2A, Class E IO  .................           3.87+            07/16/34            10,000       2,880,170
 Commercial Capital Access One, Inc.
   Series 2001-A, Class T1 .....................           2.15             02/15/09            18,000       4,582,800
 DLJ Mortgage Acceptance Corp.
   Series 1995-T10, Class C IO  ................          25.92             09/02/23             1,240         131,344
 GS Mortgage Securities Corp. II
   Series 2001-ROCK, Class X1 ..................           0.41+            05/03/18           260,700       4,607,351
 Residential Funding Mortgage Securities I
   Series 2002-HS1, Class A IO  ................           7.00             07/25/04            45,918       3,382,655
 Vendee Mortgage Trust
   Series 1997-2, Class IO .....................           0.07             06/15/27           179,047         167,857
                                                                                                          ------------
Total Interest Only Securities
       (Cost - $21,175,951) ....................                                                            20,217,310
                                                                                                          ------------
----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments - (Unaudited)
May 31, 2001
-------------------------------------------------------------------------------

                                                                                              Value
                                                                         Shares              (Note 2)
------------------------------------------------------------------------------------------------------------
COMMON STOCK - 0.3%
Real Estate - 0.3%
 Camden Property Trust (REIT)
       (Cost - $662,515) ............................................         20,000    $          772,000
                                                                                        ------------------
----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.3%
 Duke Realty Investments, Inc., Series D,
  7.38% (REIT) ......................................................         12,365               324,828
 Equity Office Properties Trust, Series
  B, 5.25% (REIT) ...................................................         46,012             2,082,043
 Equity Residential Properties Trust,
  Series G, 7.25% (REIT) ............................................         49,358             1,261,097
                                                                                        ------------------
Total Preferred Stocks
       (Cost - $3,406,501) ..........................................                            3,667,968
                                                                                        ------------------

 ---------------------------------------------------------------------------------------------------------
                                                                            Principal
                                              Interest                        Amount
                                                Rate        Maturity          (000s)
 ---------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.4%
 Dated 5/31/02, with State Street Corp.;
   proceeds: $1,091,091; collateralized
   by $1,070,000 FNMA, 5.26%,
   due 10/02/03, value: $1,113,962
       (Cost - $1,091,000) ...............        1.00%        06/03/02   $        1,091    $    1,091,000
                                                                                            --------------
Total Investments - 141.5%
       (Cost - $394,454,010) .............                                                     398,227,983
Liabilities in Excess of Other Assets -
  (41.5)%.................................                                                    (116,719,958)
                                                                                            --------------
NET ASSETS - 100.0% ......................                                                  $  281,508,025
                                                                                            ==============



@        -   Portion or entire principal amount delivered as collateral for reverse repurchase agreements. (Note 5)

+        -   Variable Rate Security:  Interest rate is the rate in effect May
             31, 2002.

*        -   Security exempt from registration under Rule 144A of the
             Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)      -   Represents a class of subordinated mortgage backed securities
             (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

(b)      -   Private placement

(c)      -   Illiquid securities representing in the aggregate 0.20% of net assets..

(d)      -   Issuer is bankrupt:  Bond is in default.

#        -   Portion or entire principal amount is held in a margin account as collateral for open futures contracts (Note 7).

TIPS     -   Treasury Inflation Protected Security.

FNMA     -   Federal National Mortgage Association.

IO       -   Interest Only Security - Interest rate is based on the notional amount of the underlying mortgage pools.

REIT     -   Real Estate Investment Trust.

---------------
See notes to financial statements.

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Statement of Assets and Liabilities - (Unaudited)
May 31, 2002
-------------------------------------------------------------------------------

Assets:
Investments in securities, at market (cost
$394,454,010) (Note 2)..........................    $    398,227,983
Interest receivable.............................           3,398,483
Receivable for investments sold.................          21,534,575
Principal paydowns receivable...................             348,978
Receivable for open swap contracts..............             190,318
Prepaid expenses and other assets...............              89,816
Receivable for variation margin.................               1,125
                                                    ----------------
   Total assets.................................         423,791,278
                                                    ----------------
Liabilities:
Reverse repurchase agreements (Note 5)..........         122,631,765
Interest payable for reverse repurchase
agreements (Note 5).............................              65,361
Payable for investments purchased...............          18,894,040
Payable on open swap contracts..................             368,948
Net unrealized depreciation on swap contracts
(Note 7)........................................               8,469
Investment advisory fee payable (Note 3)........             156,218
Administration fee payable (Note 3).............              49,671
Due to custodian................................              42,133
Accrued expenses and other liabilities..........              66,648
                                                    ----------------
   Total liabilities............................         142,283,253
                                                    ----------------
Net Assets (equivalent to $9.22 per share based
on 30,541,890 shares issued and outstanding)....    $    281,508,025
                                                    ================
Composition of Net Assets:
Capital stock, at par value ($.01) (Note 6).....    $        305,419
Additional paid-in capital (Note 6).............         316,148,146
Accumulated undistributed net investment income.             706,594
Accumulated net realized loss...................         (38,981,623)
Net unrealized appreciation.....................           3,329,489
                                                    ----------------
Net assets applicable to capital stock
outstanding.....................................    $    281,508,025
                                                    ================

---------------

See notes to financial statements.

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Statement of Operations - (Unaudited)
For the Six Months Ended May 31, 2002
-------------------------------------------------------------------------------

Investment Income (Note 2):
 Interest ......................................    $     15,858,181
 Dividends .....................................             141,420
                                                    ----------------
                                                          15,999,601
                                                    ----------------
Expenses:
 Investment advisory fee (Note 3) ..............             901,637
 Administration fee (Note 3) ...................             277,427
 Insurance .....................................              45,078
 Custodian .....................................              39,156
 Reports to shareholders .......................              34,904
 Accounting and tax services ...................              30,740
 Transfer agency ...............................              29,418
 Directors' fees ...............................              27,424
 Legal .........................................              26,668
 Registration fees .............................              20,502
 Miscellaneous .................................              13,476
                                                    ----------------
   Total operating expenses ....................           1,446,430
                                                    ----------------
    Interest expense on reverse repurchase
    agreements (Note 5).........................           1,205,270
    Interest expense on swaps...................             628,110
                                                    ----------------
   Total expenses...............................           3,279,810
                                                    ----------------
Net investment income...........................          12,719,791
                                                    ----------------
Realized and Unrealized Gain (Loss) on
Investments (Notes 2 and 7):
Net realized gain (loss) on:
 Investment transactions .......................             419,088
 Futures transactions ..........................            (818,955)
                                                    ----------------
Net realized loss on investments, swap contracts
and futures transactions........................            (399,867)
                                                    ----------------
Net change in unrealized appreciation/
  depreciation on investments, swap contracts
  and futures transactions .....................           2,648,719
                                                    ----------------
Net realized and unrealized gain on investments,
swap contracts and futures transactions.........           2,248,852
                                                    ----------------
Net increase in net assets resulting from
operations......................................    $     14,968,643
                                                    ================

---------------

See notes to financial statements.

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                 For the Six
                                                   Months          For the Year
                                                    Ended             Ended
                                                May 31, 2002       November 30,
                                                 (Unaudited)           2001
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets Resulting
 from Operations:
 Net investment income ....................    $    12,719,791   $    20,262,587
 Net realized loss on investments, swap
 contracts and futures transactions........           (399,867)       (6,114,812)
 Net change in unrealized appreciation/
   depreciation on investments,
   swap contracts and futures transactions.          2,648,719        12,560,781
                                                --------------    --------------
Net increase in net assets resulting from
 operations................................         14,968,643        26,708,556
                                                --------------    --------------
Dividends to Shareholders (Note 2):
 Net investment income ....................        (13,663,569)      (21,019,916)
                                                --------------    --------------
Capital Stock Transactions (Note 6):
 Net asset value of shares issued through
 dividend reinvestment.....................             80,675                --
 Common stock issued through rights
 offering (Note 9).........................                 --        59,099,347
 Rights offering cost adjustment ..........             16,696                --
                                                --------------    --------------
 Net increase from capital stock
 transactions..............................             97,371        59,099,347
                                                --------------    --------------
    Total increase in net assets...........          1,402,445        64,787,987
Net Assets:
 Beginning of period ......................        280,105,580       215,317,593
                                                --------------    --------------
 End of period (including undistributed
   net investment income of $706,594 and
   $802,973, respectively).................    $   281,508,025   $   280,105,580
                                                ==============    ==============

---------------

See notes to financial statements.

-------------------------------------------------------------------------------
HYPERION TOTAL RETURN FUND, INC.
Statement of Cash Flows - (Unaudited)
For the Six Months Ended May 31, 2002
-------------------------------------------------------------------------------

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating
 activities:
 Interest received (including net amortization
 of $606,048)...................................    $      16,983,612
 Interest expense paid .........................           (1,930,635)
 Operating expenses paid  ......................           (1,610,373)
 Purchases of short-term portfolio investments,
 net............................................             (341,000)
 Purchases of long-term portfolio investments ..          (77,757,640)
 Proceeds from disposition of long-term
 portfolio investments and principal paydowns...           79,791,262
 Net cash used for futures transactions ........             (491,843)
                                                    -----------------
 Net cash provided by operating activities. ....           14,643,383
                                                    -----------------
Cash flows provided by (used for)
 financing activities:
 Proceeds from reinvestment of shares  .........               97,371
 Net cash used for reverse repurchase
 agreements.....................................           (1,303,420)
 Cash dividends paid ...........................          (13,663,569)
                                                    -----------------
 Net cash used for financing activities ........          (14,869,618)
                                                    -----------------
Net decrease in cash............................             (226,235)
Cash at beginning of period ....................              184,102
                                                    -----------------
Cash at end of period...........................    $         (42,133)
                                                    =================



Reconciliation of Net Increase in Net Assets Resulting from Operations to Net
 Cash Provided by Operating Activities:


Net increase in net assets resulting from
  operations....................................    $    14,968,643
                                                    ---------------
 Decrease in investments  ......................          5,028,689
 Increase in net unrealized appreciation/
  depreciation on investments...................         (2,332,966)
 Increase in interest receivable ...............            (68,102)
 Decrease in variation margin receivable .......             11,359
 Increase in other assets  .....................        (21,542,691)
 Increase in other liabilities  ................         18,578,451
                                                    ---------------
    Total adjustments...........................           (325,260)
                                                    ---------------
Net cash provided by operating activities.......    $    14,643,383
                                                    ===============

---------------

See notes to financial statements.

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Financial Highlights
-------------------------------------------------------------------------------

                                        For the Six
                                           Months
                                           Ended                              For the Year Ended November 30,
                                        May 31, 2002    ---------------------------------------------------------------------------
                                        (Unaudited)         2001           2000            1999            1998            1997
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of
 period ............................    $     9.17     $        9.41   $        9.27   $      10.08    $     10.64     $      10.55
                                        ----------      ------------    ------------   ------------    ------------    ------------
Net investment income...............          0.42              0.84            0.78           0.80            0.76            0.77
Net realized and unrealized gains
 (losses) on investments, short sales,
 futures transactions and
 swap contracts ....................          0.08              0.30            0.21          (0.90)          (0.61)           0.16
                                        ----------      ------------    ------------   ------------    ------------    ------------
Net increase (decrease) in net
 asset value resulting from
 operations ........................          0.50              1.14            0.99          (0.10)           0.15            0.93
                                        ----------      ------------    ------------   ------------    ------------    ------------
Net effect of shares repurchased....            --                --              --*          0.03            0.04            0.02
                                        ----------      ------------    ------------   ------------    ------------    ------------
Dividends from net investment
 income ............................         (0.45)            (0.87)          (0.85)         (0.74)          (0.75)         (0.86)
Offering costs charged to
 additional paid-in-capital ........            --             (0.09)             --             --              --              --
Dilutive effect of rights offering..            --             (0.42)             --             --              --              --
                                        ----------      ------------    ------------   ------------    ------------    ------------
Net asset value, end of period......    $     9.22      $       9.17    $       9.41   $       9.27    $      10.08    $      10.64
                                        ==========      ============    ============   ============    ============    ============
Market price, end of period.........    $   9.3900      $     8.5700    $     8.4375   $     7.3750    $     8.6900    $     9.3125
                                        ==========      ============    ============   ============    ============    ============
Total Investment Return +...........         15.22%            13.13%++        26.41%         -7.17%           1.23%           8.64%
Ratios to Average Net Assets/
 Supplementary Data:
Net assets, end of period (000's)...    $  281,508     $     280,106   $     215,318   $    212,703    $    238,803    $    260,328
Operating expenses..................          1.04%(2)          1.11%           1.10%          1.08%           1.05%           1.05%
Interest expense....................          1.32%(2)          1.59%           1.87%          2.31%           2.39%           2.46%
Total expenses......................          2.36%(2)          2.70%           2.97%          3.39%           3.44%           3.51%
Net investment income...............          9.17%(2)          8.84%           8.50%          8.20%           7.27%           7.45%
Portfolio turnover rate.............            19%(1)            43%             57%            72%             90%            109%

---------------

+ Total investment return is computed based upon the New York Stock Exchange market price of the Fund's shares and excludes the effects of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.

++  Adjusted for assumed reinvestment of proceeds of rights offering.

*   Rounds to less than .01.

(1) Not annualized.

(2) Annualized
---------------

See notes to financial statements.

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2002
-------------------------------------------------------------------------------

1. The Fund

The Hyperion Total Return Fund, Inc. (the "Fund"), which was incorporated under the laws of the State of Maryland on May 26, 1989, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed- end management investment company.

The Fund's investment objective is to provide a high total return, including short and long-term capital gains and a high level of current income, through the management of a portfolio of securities. No assurance can be given that the Fund's investment objective will be achieved.

2. Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. The Fund values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available (approximately 18% of the investments in securities held by the Fund at May 31, 2002) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

Options Written or Purchased: The Fund may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Fund has realized a gain or a loss on the investment transaction.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Fund bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing call options is that the Fund may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Fund will only write call options on positions held in its portfolio. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Fund bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2002
-------------------------------------------------------------------------------

Short Sales: The Fund may make short sales of securities as a method of hedging potential declines in similar securities owned. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap agreements: The Fund may invest in swap agreements. The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest expense. For the six months ended May 31, 2002, such net payments made by the Fund amounted to $628,110. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of May 31, 2002.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method.

Taxes: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2002
-------------------------------------------------------------------------------

Cash Flows, is the amount reported as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Capital Management, Inc. (the "Advisor") is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3. Investment Advisory Agreements and Affiliated Transactions

The Fund has entered into an Investment Advisory Agreement with the Advisor. The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.65% of the Fund's average weekly net assets. During the six months ended May 31, 2002, the Advisor earned $901,637 in investment advisory fees.

The Advisor has entered into a Sub-Advisory Agreement with Pacholder Associates, Inc. ("Pacholder"). Under the terms of the agreement, Pacholder is to assist in managing the Fund's investments in High Yield Securities and to provide such investment research and advice regarding High Yield Securities as may be necessary for the operation of the Fund. For such services, the Advisor pays, out of its advisory fee, a monthly fee at an annual rate of 0.35% of the portion of the Fund's average weekly net assets that is invested in High Yield Securities.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Corp. (the "Sub-Administrator"), an affiliate of the Fund's Custodian. The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor, Administrator and Sub-Administrator.

4. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the six months ended May 31, 2002, were $42,253,500 and $42,748,037, respectively. Purchases and sales of U.S. Government securities, for the six months ended May 31, 2002 were $54,398,080 and $35,099,616, respectively. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, the Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

5. Borrowings

The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2002
-------------------------------------------------------------------------------

under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At May 31, 2002, the Fund had the following reverse repurchase agreements outstanding:

                                                                                                         Maturity
    Face Value                                                         Description                        Amount
 ------------------    ----------------------------------------------------------------------------  -----------------
$         3,872,000   UBS/Paine Webber, 1.89%, dated 05/08/02, maturity date 06/12/02 .............  $       3,879,115
          5,001,000   UBS/Paine Webber, 1.87%, dated 05/23/02, maturity date 06/25/02 .............          5,009,573
         12,369,061   UBS/Paine Webber, 1.87%, dated 05/23/02, maturity date 06/25/02 .............         12,390,264
          3,083,000   UBS/Paine Webber, 1.87%, dated 05/23/02, maturity date 06/25/02 .............          3,088,285
          2,826,454   Deutsche Morgan, 2.05%, dated 05/21/02, maturity date 06/20/02 ..............          2,831,283
          5,200,000   Morgan Stanley, 1.85%, dated 05/28/02, maturity date 06/04/02 ...............          5,201,871
          5,747,000   Morgan Stanley, 1.84%, dated 05/31/02, maturity date 06/27/02 ...............          5,754,931
            812,000   Morgan Stanley, 1.88%, dated 05/30/02, maturity date 06/12/02 ...............            812,551
          5,114,000   Morgan Stanley, 1.94%, dated 05/08/02, maturity date 06/12/02 ...............          5,123,646
          2,315,000   Morgan Stanley, 1.84%, dated 05/16/02, maturity date 06/20/02 ...............          2,319,141
          2,878,000   Morgan Stanley, 1.84%, dated 05/16/02, maturity date 06/20/02 ...............          2,883,148
          4,156,000   Morgan Stanley, 1.84%, dated 05/16/02, maturity date 06/20/02 ...............          4,163,435
          1,792,000   Morgan Stanley, 1.81%, dated 05/08/02, maturity date 06/12/02 ...............          1,795,153
         16,612,500   Lehman Brothers, 1.90%, dated 05/28/02, maturity date 06/04/02 ..............         16,618,637
          9,523,750   Lehman Brothers, 1.75%, dated 05/28/02, maturity date 06/04/02 ..............          9,526,991
          4,955,000   Lehman Brothers, 1.85%, dated 05/23/02, maturity date 06/13/02 ..............          4,960,347
          5,903,000   Lehman Brothers, 1.85%, dated 05/23/02, maturity date 06/13/02 ..............          5,909,370
          5,975,000   Lehman Brothers, 1.85%, dated 05/23/02, maturity date 06/13/02 ..............          5,981,448
          5,253,000   Lehman Brothers, 1.83%, dated 05/21/02, maturity date 06/20/02 ..............          5,261,011
          1,705,000   Goldman Sachs, 1.82%, dated 05/15/02, maturity date 06/19/02 ................          1,708,017
          1,802,000   Goldman Sachs, 1.82%, dated 05/15/02, maturity date 06/19/02 ................          1,805,189
          3,539,000   Goldman Sachs, 1.82%, dated 05/15/02, maturity date 06/19/02 ................          3,545,262
          1,130,000   Goldman Sachs, 1.82%, dated 05/15/02, maturity date 06/19/02 ................          1,131,999
          2,357,000   Goldman Sachs, 1.82%, dated 05/15/02, maturity date 06/19/02 ................          2,361,171
          4,688,000   Bear Stearns, 2.29%, dated 05/21/02, maturity date 06/20/02 .................          4,696,946
          4,023.000   Bear Stearns, 2.34%, dated 05/21/02, maturity date 06/20/02 .................          4,030,845
                                                                                                     -----------------
             Maturity Amount, Including Interest Payable...........................................   $    122,789,629
                                                                                                     -----------------
             Market Value of Assets Sold Under Agreements..........................................   $    108,988,176
                                                                                                     -----------------
             Weighted Average Interest Rate.............................                                    1.89%
                                                                                                     -----------------


The average daily balance of reverse repurchase agreements outstanding during the six months ended May 31, 2002, was approximately $130,164,656 at a weighted average interest rate of 1.83%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $134,187,574 as of January 31, 2002, which was 32.32% of total assets.

6. Capital Stock

There are 50 million shares of $0.01 par value common stock authorized. Of the 30,541,890 shares outstanding at May 31, 2002, the Advisor owned 11,112 shares.

The Fund is continuing its stock repurchase program, whereby an amount of up to 15% of the original outstanding common stock, or approximately 3.7 million of the Trust's shares, are authorized for repurchase. The purchase price may not exceed the then-current net asset value.

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2002
-------------------------------------------------------------------------------


For the six months ended May 31, 2002 no shares have been repurchased. For the year ended November 30, 2001 no shares were repurchased. All shares repurchased have been retired. Since inception of the stock repurchase program 2,089,740 shares have been repurchased pursuant to this program at a cost of $18,605,505 and at an average discount of 13.18% from its net asset value

The Fund issued to its shareholders of records as of the close of business on August 27, 2001 transferable rights to subscribe for up to an aggregate 7,644,525 shares of common stock of the Fund at a rate of one share of common stock for 3 rights held at the subscription price $8.10 per share. During September 2001, the Fund issued, in total, 7,644,525 shares of Common Stock on exercise of such Rights. Rights offering costs of $499,281 and brokerage and deal-manager commissions of $2,322,025 were charged directly against the proceeds of the Offering.

7. Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There was no written option activity for the six months ended May 31, 2002.

As of May 31, 2002, the following swap agreements were outstanding:


                                                                                                Net Unrealized
                                                                                                 Appreciation/
   Notional Amount        Expiration Date      Description                                     (Depreciation)
-------------------       ---------------  ---------------------------------------------     -------------------
      30,000,000 USD          10/15/03     Agreement with Morgan Stanley Capital                   $  (149,640)
                                           Services Inc., dated 10/15/01 to pay semi-
                                           annually the notional amount multiplied by
                                           3.360% and to receive quarterly the notional
                                           amount multiplied by 3 month LIBOR.


      30,000,000 USD          10/11/04     Agreement with Goldman Sachs Capital                            115
                                           Markets, LP, dated 10/11/01 to pay semi-
                                           annually the notional amount multiplied by
                                           3.818% and to receive quarterly the notional
                                           amount multiplied by 3 month LIBOR.



      10,000,000 USD          10/11/11     Agreement with Morgan Stanley Capital                       141,056
                                           Services Inc., dated 10/11/01 to pay semi-
                                           annually the notional amount multiplied by
                                           5.300% and to receive quarterly the notional
                                           amount multiplied by 3 month LIBOR.


                                                                                                  -------------
                                                                                                  $     (8,469)
                                                                                                  =============

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2002
-------------------------------------------------------------------------------

As of May 31, 2002, the following futures contracts were outstanding:

Short:
------

                                                                                                   Unrealized
Notional                           Expiration             Value at           Value at             Appreciation/
 Amount           Type               Date                Trade Date        May 31, 2002          (Depreciation)
------------    ---------------    ----------------    ---------------    -----------------   -----------------
$ 7,500,000     Eurodollar         September 2002        $ 7,112,024        $ 7,326,000          $   (213,976)
  7,500,000     Eurodollar         June 2002               7,133,399          7,355,438              (222,039)
                                                                                                  ------------
                                                                                                 $   (436,015)
                                                                                                  ============


8. Subsequent Events

Dividend:

The Fund's Board of Directors declared the following regular monthly dividends:


           Dividend        Record        Payable
           Per Share        Date          Date
         ------------    ----------    ----------
            $0.075         6/18/02       6/27/02


Hyperion Capital Management:

Members of the current management of the Advisor are in discussions with the current equity owners of the Advisor to purchase the entire equity of the Advisor. At a meeting held on January 16, 2002, the Directors of the Fund approved a new investment advisory agreement with the Advisor, which would take effect upon completion of the proposed transaction. The new agreement is substantially identical to the current agreement and is subject to approval by the Fund's shareholders.

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)
-------------------------------------------------------------------------------

The following tables provide information concerning the directors and officers of The Hyperion Total Return Fund, Inc. (the "Fund").


                           Position(s) Held                                                                          Number of
                           with Fund and                                                                             Portfolios in
                           Term of Office               Principal Occupation(s)                                      Fund Complex
Name, Address              and Length of                During Past 5 Years and                                      Overseen
and Age                    Time Served                  Other Directorships Held by Director                         by Director
-----------------------------------------------------------------------------------------------------------------------------------
Class II Directors to serve until 2002 Annual Meeting of Stockholders:


Robert F. Birch            Director, Member of The      Director and/or Trustee of several investment companies (3)            3
 c/o One Liberty Plaza,    Audit Committee, Member      advised by Hyperion Capital Management, Inc. or by its
 New York, New York        of Nominating and            affiliates (1998-Present); Chairman and President, New America
 10006-1404                Compensation Committee       High Income Fund (1992-Present); Chairman of the Board and Co-
                           and Member of Executive      Founder, The China Business Group, Inc. (1996-Present);
 Age 66                    Committee                    Director, Brandywine Funds (3) (2001 to Present).

                           Elected for Three Year       Formerly, Director and Strategic Planning Consultant, Dewe
                           Term/Director since          Rogerson, Ltd. (1994-1998)
                           December 1998

Leo M. Walsh, Jr.          Director, Chairman of the    Director and/or Trustee of several investment companies (3)            3
 c/o One Liberty Plaza,    Audit Committee, Member      advised by Hyperion Capital Management, Inc. or by its
 New York, New York        of Nominating and            affiliates (1989-Present); Financial Consultant for Merck-
 10006-1404                Compensation Committees      Medco Managed Care LLC (formerly Medco Containment Services
                                                        Inc.) (1994-Present); Director of Lend Lease Hyperion Mortgage
 Age 69                    Elected for Three Year       Opportunity Fund, Inc. (formerly, Equitable Real Estate
                           Term/Director since June     Hyperion Mortgage Opportunity Fund, Inc.) and Lend Lease
                           1989                         Hyperion High Yield CMBS Fund, Inc. (formerly, Equitable Real
                                                        Estate Hyperion High Yield Commercial Mortgage Fund, Inc.)
                                                        (1999-Present).

Class I Director to serve until 2004 Annual Meeting of Stockholders:

Rodman L. Drake            Director, Member of the      President, Continuation Investments Group Inc. (1997-Present);         3
 c/o One Liberty Plaza,    Audit Committee, Chairman    Director and/or Trustee of several investment companies (3)
 New York, New York        of Nominating and            advised by Hyperion Capital Management, Inc. (1989-Present);
 10006-1404                Compensation Committees      Director, Alliance Group Services, Inc. (1998-Present);
                                                        Director, Hotelevision, Inc. (1999-Present); Chairman, Metro
 Age 59                    Elected for Three Year       Cash Card International (1999-Present). Director, Parsons
                           Term/Director since June     Brinckerhoff, Inc. (1995-Present); Director, Absolute Quality
                           1992                         Inc. (2000- Present); Trustee of Excelsior Funds (3) (1994-
                                                        Present). Formerly, Co-Chairman of KMR Power Corporation (1993-1997);
                                                        President, Mandrake Group (1993-1997).

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)
-------------------------------------------------------------------------------


                                  Position(s) Held                                                                  Number of
                                  with Fund and                                                                     Portfolios in
                                  Term of Office                 Principal Occupation(s)                            Fund Complex
Name, Address                     and Length of                  During Past 5 Years and                            Overseen
and Age                           Time Served                    Other Directorships Held by Director               by Director
----------------------------------------------------------------------------------------------------------------------------------
Class III Director to serve until 2003 Annual Meeting of Stockholders:

Harry E. Petersen, Jr.            Director, Member of the        Senior Consultant to Cornerstone Equity                  3
 c/o One Liberty Plaza,           Audit Committee, Member of     Advisors, Inc. (1998-Present); Director
 New York, New York               Nominating and Compensation    and/or Trustee of several investment
 10006-1404                       Committees, Member of          companies (3) advised by Hyperion Capital
                                  Executive Committee            Management, Inc. or by its affiliates
 Age 77                                                          (1992-Present).
                                  Elected for Three Year
                                  Term/Director since October    Formerly, Senior Consultant to Potomac
                                  1993                           Babson Inc. (1995- 1998); Director of
                                                                 Equitable Real Estate Hyperion Mortgage
                                                                 Opportunity Fund, Inc. and Equitable Real
                                                                 Estate Hyperion High Yield Commercial
                                                                 Mortgage Fund, Inc. (1995-1997); Director of
                                                                 Lexington Corporate Properties, Inc.
                                                                 (1993-1997).




                                  Position(s) Held                                                          Number of
                                  with Fund and                                                             Portfolios in
                                  Term of Office                 Principal Occupation(s)                    Fund Complex
Name, Address                     and Length of                  During Past 5 Years and                    Overseen
and Age                           Time Served                    Other Directorships Held by Director       by Director
----------------------------------------------------------------------------------------------------------------------------

Class III Director to serve until 2003 Annual Meeting of Stockholders:

Lewis S. Ranieri*                 Director, Member of            Chairman and Chief Executive Officer of             3
 c/o One Liberty Plaza,           Executive Committee            Ranieri & Co., Inc. (since 1988); President
 New York, New York                                              of LSR Hyperion Corp., a general partner of
 10006-1404                       Elected for Three Year         the limited partnership that is the general
                                  Term/Director since June       partner of Hyperion Partners L.P. ("Hyperion
 Age 55                           1989                           Partners") (since 1988); Director and
                                                                 Chairman of the Board of Hyperion Capital
                                                                 Management, Inc. (since June 2002); Director
                                                                 and Vice Chairman of the Board of Hyperion
                                                                 Capital Management, Inc. (from November 1998
                                                                 through June 2002) Director and Chairman of
                                                                 the Board of Hyperion Capital Management,
                                                                 Inc. (1989-November 1998); Director and
                                                                 President of Hyperion Funding II Corp., the
                                                                 general partnership that is the general
                                                                 partner of Hyperion Partners II, L.P.
                                                                 (Hyperion Partners II); Chairman and
                                                                 President of various other direct and
                                                                 indirect subsidiaries of Hyperion Partners
                                                                 (since 1989) and Hyperion Partners II (since
                                                                 1995); Chairman of the Board (1989-December
                                                                 1998 and June 2002 through present) and/or
                                                                 Director (since 1989) of several investment
                                                                 companies (4) advised by Hyperion Capital
                                                                 Management, Inc. or by its affiliates.

                                                                 Formerly, Director and Chairman of Bank
                                                                 United Corp., and Director of Bank United
                                                                 (1988-2001); Director of Lend Lease Hyperion
                                                                 Mortgage Opportunity Fund, Inc. (formerly,
                                                                 Equitable Real Estate Hyperion Mortgage
                                                                 Opportunity Fund, Inc.) and Lend Lease
                                                                 Hyperion High Yield Commercial Mortgage
                                                                 Fund, Inc. (formerly, Equitable Real Estate
                                                                 Hyperion High Yield Commercial Mortgage
                                                                 Fund, Inc.) (1995- 1999).

--------
* Interested persons as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Trust's Adviser.

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)
-------------------------------------------------------------------------------

                                  Position(s) Held                                                            Number of
                                  with Fund and                                                               Portfolios in
                                  Term of Office                 Principal Occupation(s)                      Fund Complex
Name, Address                     and Length of                  During Past 5 Years and                      Overseen
and Age                           Time Served                    Other Directorships Held by Director         by Director
----------------------------------------------------------------------------------------------------------------------------
Class I Director to serve until 2004 Annual Meeting of Stockholders: Resigned as Director June 2002

Patricia A. Sloan*                Director                       Consultant (2000-Present) and Managing             3
 c/o One Liberty Plaza,                                          Director (1988- 2000) of Ranieri & Co.,
 New York, New York               Elected for Three Year         Inc.; Secretary, Director and/or Trustee of
 10006-1404                       Term/Director since            several investment companies (3) advised by
                                  February 1993                  Hyperion Capital Management, Inc. or by its
 Age 59                                                          affiliates (1989-Present); Director of Bank
                                  Secretary                      United Corp., the parent of Bank United
                                  Elected Annually               (1988-Present).
                                  Since July 1989



Class II Director to serve until 2002 Annual Meeting of Stockholders:

Andrew M. Carter*                 Director                       Vice-chairman, Hyperion Capital Management,         3
 c/o One Liberty Plaza,                                          Inc. (since June 2002); Chairman and Chief
 New York, New York               Elected for Three Year         Executive Officer, Hyperion Capital
 10006-1404                       Term/Director since            Management, Inc. (November 1998-June 2002);
                                  December 1998                  Director of several investment companies (3)
 Age 62                                                          advised by Hyperion Capital Management, Inc.
                                  Chairman                       (1998-Present); Vice Chairman of The China
                                  Elected Annually               Business Group (1996-Present) and presently
                                  Since July 1998                officer of four charitable boards: The New
                                                                 England Conservatory, The Loomis Chaffee
                                                                 School, The William E. Simon Graduate School
                                                                 of Business Administration at the University
                                                                 of Rochester, and The Big Brother
                                                                 Association of Boston.


Officers of the Fund

                                                              Term of Office and
Name, Address                          Position(s) Held       Length of Time             Principal Occupation(s)
and Age                                with Fund              Served                     During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------
Andrew M. Carter*                      Chairman               Elected Annually           Please see "Information
c/o One Liberty Plaza                                         Since December 1998        Concerning Directors."
New York, New York
10006-1404

 Age 62

Clifford E. Lai*                       President              Elected Annually           President (since November 1998) of
c/o One Liberty Plaza,                                        Since April 1993           Hyperion Capital Management, Inc.
New York, New York
10006-1404

 Age 49

    --------

* Interested persons as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Trust's Adviser.

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)
-------------------------------------------------------------------------------


                                                    Term of Office and
Name, Address                Position(s) Held       Length of Time             Principal Occupation(s)
and Age                      with Fund              Served                     During Past 5 Years
----------------------       -------------------------------------------------------------------------------------------------
Patricia A. Botta*           Vice President         Elected Annually           Director of Hyperion Capital
c/o One Liberty Plaza,                              Since March 1997           Management, Inc. (1989-Present).
New York, New York
10006-1404

Age 45

John Dolan*                  Vice President         Elected Annually           Chief Investment Strategist (1998-Present)
c/o One Liberty Plaza,                              Since March 1998           and Chief Investment Officer (since 2002)
New York, New York                                                             of Hyperion Capital Management. Formerly
10006-1404                                                                     Managing Director at Bankers Trust (1995-1997).

Age 48


Thomas F. Doodian*           Treasurer              Elected Annually           Director of Finance and Operations, Hyperion
c/o One Liberty Plaza,                              Since February 1998        Capital Management, Inc. (July
New York, New York                                                             1995-Present). Treasurer of several
10006-1404                                                                     investment companies advised by Hyperion
                                                                               Capital Management, Inc. (February
Age 43                                                                         1998-Present).





Patricia A. Sloan*           Secretary              Elected Annually           Please see "Information Concerning Directors."
c/o One Liberty Plaza,                              Since July 1989
New York, New York
10006-1404

Age 59




    The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.
--------

* Interested persons as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Trust's Adviser.

-------------------------------------------------------------------------------

                           DIVIDEND REINVESTMENT PLAN

-------------------------------------------------------------------------------

A Dividend Reinvestment Plan (the "Plan") is available to shareholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by State Street Corp. (the "Plan Agent") in additional Fund shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund's Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-800-426-5523.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

INVESTMENT ADVISOR AND ADMINISTRATOR    SUB-ADMINISTRATOR

HYPERION CAPITAL MANAGEMENT, INC.       STATE STREET CORP.
One Liberty Plaza                       225 Franklin Street
165 Broadway, 36th Floor                Boston, Massachusetts 02116
New York, New York 10006-1404
For General Information                 CUSTODIAN AND FUND ACCOUNTING AGENT
 about the Fund:
(800) HYPERION                          STATE STREET CORP.
                                        225 Franklin Street
SUB-ADVISOR                             Boston, Massachusetts 02116

PACHOLDER ASSOCIATES. INC.              INDEPENDENT ACCOUNTANTS
Towers of Kenwood
8044 Montgomery Road                    PRICEWATERHOUSECOOPERS LLP
Suite 480                               1177 Avenue of the Americas
Cincinnati, Ohio 45236                  New York, New York 10036

TRANSFER AGENT                          LEGAL COUNSEL

BOSTON EQUISERVE L.P.                   SULLIVAN & WORCESTER LLP
Investor Relations Department           1666 K Street, Northwest
P.O. Box 8200                           Washington, D.C. 20036
Boston, Massachusetts 02266-8200
For Shareholder Services:
(800) 426-5523


Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Fund may purchase its shares of beneficial interest in the open market at prevailing market prices.

-------------------------------------------------------------------------------

Officers and Directors

-------------------------------------------------------------------------------

Andrew M. Carter
Chairman

Lewis S. Ranieri
Director

Robert F. Birch*
Director

Rodman L. Drake*
Director

Garth Marston
Director Emeritus

Leo M. Walsh, Jr.*
Director

Harry E. Petersen, Jr.*
Director

Patricia A. Sloan
Director & Secretary

Clifford E. Lai
President

John H. Dolan
Vice President

Patricia A. Botta
Vice President

Thomas F. Doodian
Treasurer

* Audit Committee Members


-------------------------------------------------------------------------------

                                 [HYPERION LOGO]

-------------------------------------------------------------------------------

The accompanying financial statements as of May 31, 2002 were not audited and, accordingly, no opinion is expressed on them.

This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

                            The Hyperion Total Return
                                   Fund, Inc.
                                One Liberty Plaza
                            165 Broadway, 36th Floor
                             New York, NY 10006-1404